Share Capital - Schedule of Common Shares Issued (Parenthetical) (Detail) - shares	Oct. 28, 2016	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Discount to average market price on dividends reinvested in additional common shares	2.00%
Restricted common shares		60,532	60,764	189,573
The private bank [member]
Disclosure of classes of share capital [line items]
Number of shares issued				321,440